Interests in Other Entities (Details) - Schedule of summarized statement of financial position - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Viva Negocio Inmobiliario S.A. and subsidiaries [Member]
Current:
Assets	S/ 493,385	S/ 541,703
Liabilities	(211,581)	(249,816)
Current net assets (liabilities)	281,804	291,887
Non-current:
Assets	111,528	120,223
Liabilities	(29,742)	(34,378)
Non-current net assets (liabilities)	81,786	85,845
Net assets	363,590	377,732
Revenue	239,391	182,439
Profit (loss) before income tax	19,604	17,816
Income tax	(6,644)	(2,854)
Profit (loss) for the year	12,960	14,962
Other comprehensive income
Total comprehensive income for the year	12,960	14,962
Net cash provided from operating activities	94,017	84,770
Net cash (applied to) provided from investing activities	1,114	(473)
Net cash (applied to) provided from financing activities	(58,834)	(71,484)
(Decrease) increase in cash and cash equivalents, net	36,297	12,813
Cash and cash equivalents at the beginning of the year	73,531	60,718
Cash and cash equivalents at the end of the year	109,828	73,531
Cumbra Peru S.A. and subsidiaries [Member]
Current:
Assets	1,371,524	1,265,612
Liabilities	(1,600,583)	(1,642,914)
Current net assets (liabilities)	(229,059)	(377,302)
Non-current:
Assets	909,297	1,050,747
Liabilities	(181,716)	(397,880)
Non-current net assets (liabilities)	727,581	652,867
Net assets	498,522	275,565
Revenue	2,273,151	1,816,358
Profit (loss) before income tax	(88,726)	(76,669)
Income tax	(6,221)	(1,753)
Profit (loss) for the year	(94,947)	(78,422)
Other comprehensive income		7,368
Total comprehensive income for the year	(94,947)	(71,054)
Net cash provided from operating activities	(79,810)	1,400
Net cash (applied to) provided from investing activities	(28,592)	(8,835)
Net cash (applied to) provided from financing activities	21,300	26,550
(Decrease) increase in cash and cash equivalents, net	(87,102)	19,115
Cash and cash equivalents at the beginning of the year	355,582	336,467
Cash and cash equivalents at the end of the year	268,480	355,582
Red Vial 5 S.A. [Member]
Current:
Assets	104,292	72,462
Liabilities	(82,915)	(45,185)
Current net assets (liabilities)	21,377	27,277
Non-current:
Assets	368,258	403,280
Liabilities	(221,274)	(254,979)
Non-current net assets (liabilities)	146,984	148,301
Net assets	168,361	175,578
Revenue	197,137	134,149
Profit (loss) before income tax	40,473	(2,029)
Income tax	(6,690)	1,405
Profit (loss) for the year	33,783	(624)
Other comprehensive income
Total comprehensive income for the year	33,783	(624)
Net cash provided from operating activities	93,515	37,473
Net cash (applied to) provided from investing activities		(12)
Net cash (applied to) provided from financing activities	(69,914)	(39,667)
(Decrease) increase in cash and cash equivalents, net	23,601	(2,206)
Cash and cash equivalents at the beginning of the year	64,080	66,286
Cash and cash equivalents at the end of the year	87,681	64,080
Tren Urbano de Lima S.A. [Member]
Current:
Assets	344,769	367,610
Liabilities	(106,467)	(85,616)
Current net assets (liabilities)	238,302	281,994
Non-current:
Assets	669,898	635,836
Liabilities	(741,202)	(680,905)
Non-current net assets (liabilities)	(71,304)	(45,069)
Net assets	166,998	236,925
Revenue	348,915	345,258
Profit (loss) before income tax	61,485	87,522
Income tax	(19,382)	(26,681)
Profit (loss) for the year	42,103	60,841
Other comprehensive income
Total comprehensive income for the year	42,103	60,841
Net cash provided from operating activities	41,725	52,055
Net cash (applied to) provided from investing activities	162	812
Net cash (applied to) provided from financing activities	(67,255)	(145,788)
(Decrease) increase in cash and cash equivalents, net	(25,368)	(92,921)
Cash and cash equivalents at the beginning of the year	207,975	300,896
Cash and cash equivalents at the end of the year	S/ 182,607	S/ 207,975